Defined contribution plans (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined contribution plan
Tax-deferred contributions of eligible employees as a percentage of their annual compensation			100.00%
Percentage of employer contributions vested upon receipt	100.00%		100.00%
Contributions	$ 642	$ 855	$ 1,651	$ 1,201	$ 1,099
Maximum
Defined contribution plan
Tax-deferred contributions of eligible employees as a percentage of their annual compensation	100.00%
Maximum matching contributions by Laredo as a percentage of the employee's compensation	6.00%		6.00%